Definition of Terms in Portfolio Name	Oct. 16, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks dividend income and capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in REITs. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the real estate sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for dividend income and capital appreciation by identifying those that meet our investment objectives, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.